Fair Value Measurements - Fair Value Hierarchy for Assets and Liabilities Measured at Fair Value on a Recurring Basis (Parenthetical) (Detail) $ in Millions	Oct. 31, 2017 CAD ($)
Disclosure Of Financial Assets and Financial Liabilities [line items]
Available-for-sale securities	$ 146,411
Carrying values of certain available-for-sale equity securities carried at cost	6
Federal Reserve stock and Federal Home Loan Bank stock [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Available-for-sale securities	$ 1,400